Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Capital Leases

Future minimum lease payments under capital leases and non-cancelable operating leases as of December 31, 2014 were as follows:

Year Ending December 31,	Capital Leases	Operating Leases
2015	$31,789	$168,101
2016	26,492	146,923
2017	—	65,494

Total minimum lease payments	58,281	$380,518

Less: amounts representing interest	(362)

Total	$57,919